Estimates, Significant Accounting Policies and Balance Sheet Detail (Aggregate Amortization Expense Of Intangibles And Other Assets) (Details) (Depreciation And Amortization [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation And Amortization [Member]
Reported in depreciation and amortization	$ 70	$ 55	$ 36